Other current liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other current liabilities [Abstract]
Accruals	$ 3,868	$ 2,325
Social security payable	385	340
Other liabilities	704	203
Other Current Liabilities	$ 4,957	$ 2,868
Other current liabilities, expected settlement period, maximum	1 year